UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.6%
Long-Term Municipal Bonds - 100.6%
Arizona - 75.7%
Arizona COP
AGM Series 2008A
5.00%, 9/01/24	$6,000	$6,560,940
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,604,980
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,051,580
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	792,210
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	1,080,690
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	1,150	1,085,267
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,163,560
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,211,484
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,621,941
Series 2011A
5.25%, 7/01/29	1,500	1,773,255
Arizona Wtr Infra Fin Auth
Series 06A
5.00%, 10/01/24 (Pre-refunded/ETM)	4,000	4,741,040
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 2012A
5.00%, 10/01/25	1,000	1,218,510
City of Tucson
5.00%, 7/01/28-7/01/29	2,360	2,695,776
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	360,142
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,362,494
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,042	1,053,129
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,130	2,132,833
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,303,860

	Principal Amount (000)	U.S. $ Value
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	$3,160	$3,161,106
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,714,112
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,603,090
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	455	456,365
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,540	1,556,155
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	25	25,020
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,277,866
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,387,660
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,037,420
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,400,122
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,496,038
Series 2010A
5.00%, 7/01/31	2,000	2,181,300
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	6,013,260
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	256,630
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,118,154
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	976,190
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,491,750
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,143,840

	Principal Amount (000)	U.S. $ Value
AGM
5.00%, 7/01/25	$2,000	$2,280,740
Pima County Regional Transportation Auth
5.00%, 6/01/26	3,000	3,465,780
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	2,000	2,114,540
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,434,034
Queen Creek AZ ID #1
5.00%, 1/01/26	600	602,004
Salt River Proj Agric Impt & Pwr Dist AZ
Series A
5.00%, 1/01/29	3,400	3,866,956
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,258,550
Series 2007
5.00%, 12/01/37	1,000	995,680
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,628,745
AGM
5.00%, 9/01/35	1,500	1,621,860
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	745	747,540
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,576,657
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,101	1,101,363
Tempe AZ Excise Tax
5.00%, 7/01/24 (Pre-refunded/ETM)	1,035	1,173,990
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,480,504
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23 (Pre-refunded/ETM)	2,975	3,247,688
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,411,437
Tucson AZ IDA (Univ Of AZ/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,000,580

		131,118,417

California - 1.9%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,432,909
Series 2008A
5.375%, 8/15/20	740	827,801

		3,260,710

	Principal Amount (000)	U.S. $ Value
District of Columbia - 1.4%
District of Columbia Tax Incr
5.25%, 12/01/26	$2,040	$2,452,203

Florida - 0.5%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	905	913,507

Illinois - 2.8%
Chicago IL Wtr
5.00%, 11/01/28	2,000	2,314,260
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,613,275

		4,927,535

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	825	917,367

New York - 0.5%
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	908,158

Puerto Rico - 15.4%
Puerto Rico Comwlth Hwy Tran
Series 2002D
5.00%, 7/01/32 (Pre-refunded/ETM)	190	190,000
Puerto Rico Comwlth Hwy Tran (Puerto Rico Hwy & Trnsp Spl Tax)
AGM Series 2002D
5.00%, 7/01/32	1,825	1,826,040
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,408,360
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,877,323
Puerto Rico GO
5.25%, 7/01/23	575	606,240
Series 01A
5.50%, 7/01/19	500	561,190
Series 03A
5.25%, 7/01/23 (Pre-refunded/ETM)	500	524,420
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	542,600
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,212,724
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,944,949
5.125%, 12/01/27	385	420,378
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,505,565
Univ of Puerto Rico

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/18	$1,855	$1,978,728

		26,598,517

Texas - 1.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	1,003,842
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	494,504
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,751,942

		3,250,288

Total Investments - 100.6% (cost $165,663,524)(b)		174,346,702
Other assets less liabilities - (0.6)%		(1,060,713)

Net Assets - 100.0%		$173,285,989

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$1,000	8/9/26	4.063%	SIFMA	*	$(281,162)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(b)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,899,992 and gross unrealized depreciation of investments was $(216,814), resulting in net unrealized appreciation of $8,683,178.

As of June 30, 2012, the Portfolio held 43.9% of net assets in insured bonds (of this amount 8.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency

ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$157,904,081		$16,442,621		$174,346,702

Total Investments in Securities		– 0	–	157,904,081		16,442,621		174,346,702
Other Financial Instruments*:
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(281,162)		(281,162)

Total	$	– 0	–	$157,904,081		$16,161,459		$174,065,540

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$(225,592)		$(225,592)
Accrued discounts/(premiums)		2,512		– 0	–	2,512
Realized gain (loss)		(38)		(4,768)		(4,806)
Change in unrealized appreciation/depreciation		583,223		(55,570)		527,653
Purchases		– 0	–	– 0	–	– 0	–
Sales		(784,032)		– 0	–	(784,032)
Settlements		– 0	–	4,768		4,768
Transfers in to Level 3		16,640,956	^	– 0	–	16,640,956
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$16,442,621		$(281,162)		$16,161,459

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$583,223		$(31,598)		$551,625

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$16,442,621	Broker Quotes	Yield	3.795-9.91%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.0%
Long-Term Municipal Bonds - 97.0%
Massachusetts - 73.6%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,319,920
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,762,150
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,677,606
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,195,320
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
5.00%, 7/01/28	1,025	1,196,595
Series B
5.00%, 7/01/29	645	747,948
Massachusetts College Bldg Auth
AMBAC
5.00%, 5/01/23 (Pre-refunded/ETM)	2,635	3,068,089
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,859,415
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,361,201
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,688,912
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,640,593
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,599,174
Series O-2
5.00%, 10/01/28	3,500	3,837,680
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,739,436
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
AGC Series 2005D
5.00%, 7/01/24	3,500	3,701,775
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	7,081,440
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	8,036,420
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,710	1,988,559
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,717,365
Massachusetts DOT Met Hwy Sys

	Principal Amount (000)	U.S. $ Value
Series 2010B
5.00%, 1/01/26	$6,900	$7,692,051
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,125,276
Series 2008A
5.00%, 9/01/28	2,800	3,186,708
AGM Series 2005A
5.00%, 3/01/17	5,000	5,556,250
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,326,300
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,627,248
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	3,000	3,349,590
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,010	1,023,696
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,465,660
Series 2010A
5.00%, 12/15/30	5,000	5,840,550
Series A
5.00%, 12/15/27	2,150	2,561,273
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,064,848
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	8,017,945
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,275,620
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,271,463
Series 2010A
5.00%, 10/01/29	5,000	5,578,000
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,189,880
5.25%, 7/01/29	2,500	2,828,700
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,410,668
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,371,600
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007
5.00%, 7/01/31	5,360	5,910,686

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	$2,500	$2,647,000
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,165,147
5.375%, 6/01/27	3,060	3,480,719
Massachusetts Port Auth
Series 2010B
5.00%, 7/01/34	2,750	3,061,657
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	2,007,320
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011-B
5.00%, 10/15/32	3,720	4,285,924
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,885,360
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
3.514%, 6/01/20(a)	2,000	2,147,260
5.00%, 6/01/23	1,500	1,640,625
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/20-8/01/25	6,125	7,199,525
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	8,014,558
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,822,780
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,408,210
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,633,185

		218,292,880

Arizona - 2.6%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	4,065	4,495,768
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	306,788
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,161,589
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	657,149
Stoneridge CFD AZ
Series 01

	Principal Amount (000)	U.S. $ Value
6.75%, 7/15/26	$1,265	$1,208,771

		7,830,065

California - 1.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,191,053
Series 2008A
5.50%, 8/15/23	360	397,415
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	3,231,396

		4,819,864

District of Columbia - 3.3%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	6,062,458
District of Columbia Tax Incr
6.25%, 12/01/26	3,230	3,882,654

		9,945,112

Florida - 0.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,661,800

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	532,930

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	314,500
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	375,921
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	370	377,637

		1,068,058

Michigan - 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,605	1,703,338

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,365	1,517,825

Nevada - 0.5%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
Series 03
6.10%, 8/01/18	910	938,319
Nevada GO

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2007B
5.00%, 12/01/25	$620	$692,912

		1,631,231

New York - 2.7%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	6,857,999
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,236,487

		8,094,486

Ohio - 1.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,883,975

Puerto Rico - 7.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	940,261
Series 08WW
5.375%, 7/01/23	2,065	2,263,199
Series 2010 ZZ
5.25%, 7/01/24	3,000	3,290,790
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	561,190
Series 06A
5.25%, 7/01/22	500	537,710
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	542,600
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,113,531
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	720,500
5.125%, 12/01/27	1,965	2,145,564
Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/14 (Pre-refunded/ETM)	3,355	3,518,858
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,577,051
FGIC Series 2003G
5.25%, 7/01/14	870	902,956
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	287,914
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,086,018

		22,488,142

	Principal Amount (000)	U.S. $ Value
Texas - 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	$1,090	$1,302,604
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	641,678

		1,944,282

Washington - 0.5%
Washington St GO
AGM
5.00%, 7/01/28	1,245	1,358,905

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (b)	750	832,988

Total Long-Term Municipal Bonds (cost $265,397,649)		287,605,881

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (c) (cost $1,294,140)	1,294,140	1,294,140

Total Investments - 97.4% (cost $266,691,789)(d)		288,900,021
Other assets less liabilities - 2.6%		7,571,169

Net Assets - 100.0%		$296,471,190

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/1/17	SIFMA	*	3.792%	$1,284,017
Merrill Lynch Capital Services, Inc.	5,100	10/1/16	SIFMA	*	4.147%	807,848

						$2,091,865

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of June 30, 2012.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $832,988 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,549,238 and gross unrealized depreciation of investments was $(341,006), resulting in net unrealized appreciation of $22,208,232.

As of June 30, 2012, the Portfolio held 15.3% of net assets in insured bonds (of this amount 6.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$281,636,477		$5,969,404		$287,605,881
Short-Term Investments		1,294,140		– 0	–	– 0	–	1,294,140

Total Investments in Securities		1,294,140		281,636,477		5,969,404		288,900,021
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,091,865		2,091,865
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,294,140		$281,636,477		$8,061,269		$290,991,886

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$2,012,523		$2,012,523
Accrued discounts/(premiums)		3,235		– 0	–	3,235
Realized gain (loss)		300		372,129		372,429
Change in unrealized appreciation/depreciation		90,001		79,342		169,343
Purchases		– 0	–	– 0	–	– 0	–
Sales		(18,300)		– 0	–	(18,300)
Settlements		– 0	–	(372,129)		(372,129)
Transfers in to Level 3		5,894,168	^	– 0	–	5,894,168
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$5,969,404		$2,091,865		$8,061,269

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$90,001		$79,342		$169,343

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$5,969,404	Broker Quotes	Yield	4.3-12.389%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Michigan - 69.4%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,738,397
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,390,252
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,039,240
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,800,752
Ann Arbor MI SD GO
5.00%, 5/01/26	2,000	2,383,060
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,907,005
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	2,365	2,583,550
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	2,160,860
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,994,443
Detroit Water and Sewerage Department
Series 2012A
5.00%, 7/01/32	2,000	2,026,680
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	2,250	2,516,715
Lansing MI Brd Wtr & Lt
AGM Series 03A
5.00%, 7/01/25	2,200	2,264,306
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,868,935
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/23-10/01/30	4,000	4,819,710
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,473,989
Michigan HDA MFHR (Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,977,027
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog)
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,512,950
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Pre-refunded/ETM)	415	466,340
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,262,450
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)

	Principal Amount (000)	U.S. $ Value
Series 2006A
5.25%, 11/15/32	$1,600	$1,705,600
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	1,136,450
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,875	1,989,881
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	3,000	3,011,070
Michigan Strategic Fund (Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,065,670
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,381,060
Michigan Tech Univ
Series 2012A
5.00%, 10/01/26-10/01/34	2,900	3,238,745
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,561,935
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,081,987
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,058,684
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
5.00%, 7/01/30	500	519,000
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,553,827

		69,490,570

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	191,187

California - 0.8%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/27	700	810,565

Florida - 3.9%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,742,516
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	895	903,413
Northern Palm Beach Cnty FL ID #27-B
Series 02

	Principal Amount (000)	U.S. $ Value
6.40%, 8/01/32	$700	$700,259
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	500	538,155

		3,884,343

Illinois - 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	490	419,313
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	140	161,935
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	369	376,616

		957,864

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	480	533,741

Nevada - 0.7%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	692,912

New York - 3.2%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	2,155	2,423,858
New York NY GO
Series 06
5.00%, 6/01/22	680	774,941

		3,198,799

Ohio - 2.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,307,870

Puerto Rico - 16.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,106,190
Series 08WW
5.375%, 7/01/23	1,120	1,227,498
Puerto Rico GO
Series 06A
5.25%, 7/01/22	500	537,710
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,072,553
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,273,915
5.125%, 12/01/27	145	158,324
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B

	Principal Amount (000)	U.S. $ Value
5.50%, 12/01/23	$1,675	$1,676,742
Series 01C
5.30%, 12/01/28	1,495	1,495,732
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,011,130
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	287,914
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,229
5.50%, 8/01/28	2,975	3,342,859

		16,222,796

Tennessee - 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	400	429,884

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	561,673
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	276,687

		838,360

Total Investments - 99.4% (cost $95,945,998)(a)		99,558,891
Other assets less liabilities - 0.6%		581,433

Net Assets - 100.0%		$100,140,324

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,200	10/1/16	SIFMA	*	4.147%	$982,090

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,826,885 and gross unrealized depreciation of investments was $(213,992), resulting in net unrealized appreciation of $3,612,893.

As of June 30, 2012, the Portfolio held 21.4% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,655,011		$5,903,880		$99,558,891

Total Investments in Securities		– 0	–	93,655,011		5,903,880		99,558,891
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	982,090		982,090
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$93,655,011		$6,885,970		$100,540,981

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$988,310		$988,310
Accrued discounts/(premiums)		5,167		– 0	–	5,167
Realized gain (loss)		– 0	–	186,778		186,778
Change in unrealized appreciation/depreciation		(905)		(6,220)		(7,125)
Purchases		– 0	–	– 0	–	– 0	–
Sales		(9,000)		– 0	–	(9,000)
Settlements		– 0	–	(186,778)		(186,778)
Transfers in to Level 3		5,908,618	^	– 0	–	5,908,618
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$5,903,880		$982,090		$6,885,970

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$(905)		$(6,220)		$(7,125)

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$5,903,880	Broker Quotes	Yield	5.378-9.91%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.1%
Long-Term Municipal Bonds - 94.1%
Minnesota - 94.1%
Bemidji MN Hlth Care Fac
RADIAN Series 02
5.00%, 9/01/31 (Pre-refunded/ETM)	$1,500	$1,511,145
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26	1,760	1,805,918
Central MN Mun Pwr Agy
5.00%, 1/01/32	1,180	1,321,860
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,073,710
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	670	675,313
Farmington MN ISD #192 GO (Farmington MN ISD)
AGM Series 05B
5.00%, 2/01/24	3,875	4,199,531
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	4,023,807
Hutchinson MN Pub Util
5.00%, 12/01/25 (a)	420	491,723
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	693,778
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,737,450
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,202,432
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,167,000
Minneapolis MN GO
NPFGC Series 02
5.25%, 12/01/26	2,000	2,031,980
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,041,650
Minneapolis MN MFHR (Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	2,000,920
Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,513,191
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,104,770
Series 2010A
5.00%, 8/15/30	1,000	1,045,020

	Principal Amount (000)	U.S. $ Value
Series D
5.25%, 8/15/25	$500	$566,210
Minneapolis-St Paul MN Metro Arpt Commn
Series 2003A
5.00%, 1/01/28 (Pre-refunded/ETM)	560	573,070
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	1,250	1,393,488
Series 2009A
5.00%, 1/01/21	2,020	2,343,059
NPFGC Series 2003A
5.00%, 1/01/28	940	947,999
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,360,631
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,153,510
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,752,410
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,266,720
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	3,070,877
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	1,002,590
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	834,092
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,081,440
Minnesota Hgr Ed Fac Auth (Univ Of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,053,400
5.25%, 10/01/34	1,000	1,038,850
Series 2009
5.00%, 10/01/29	1,000	1,114,760
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,259,920
Series 04A
5.25%, 10/01/24	500	537,330
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,620,713
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,884,601
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/23-1/01/24	$4,135	$4,882,323
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,621,752
Rochester MN GO
Series 2012A
5.00%, 2/01/24	3,000	3,706,860
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,119,030
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	616,470
Shoreview MN MFHR (Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,445,751
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,639,695
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,260,872
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	2,046,023
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	515,545
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,316,412
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,339,382
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,754,860
Series 03
5.00%, 12/01/23	1,000	1,059,740
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	3,070,350
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,075	1,195,357
Western MN Mun Pwr Agy
AGM
5.00%, 1/01/17	700	814,905
NPFGC Series 03A
5.00%, 1/01/26-1/01/30	3,100	3,130,204
White Bear Lake MN MFHR (Renova Partners Proj)

	Principal Amount (000)	U.S. $ Value
Series 01
5.60%, 10/01/30	$1,000	$1,000,210
Willmar MN GO
AGM Series 02
5.00%, 2/01/32 (Pre-refunded/ETM)	2,000	2,054,640

Total Municipal Obligations (cost $102,368,561)		109,087,249

	Shares
SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.14% (b)
(cost $5,106,628)	5,106,628	5,106,628

Total Investments - 98.5% (cost $107,475,189) (c)		114,193,877
Other assets less liabilities - 1.5%		1,737,662

Net Assets - 100.0%		$115,931,539

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch
Capital
Services, Inc.	$3,500	8/1/16	SIFMA	*	4.071%	$515,827

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,718,688 and gross unrealized depreciation of investments was $0, resulting in net unrealized appreciation of $6,718,688.

As of June 30, 2012, the Fund held 24.6% of net assets in insured bonds (of this amount 12.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue

NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$106,900,791		$2,186,458		$109,087,249
Short-Term Investments		5,106,628		– 0	–	– 0	–	5,106,628

Total Investments in Securities		5,106,628		106,900,791		2,186,458		114,193,877
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	515,827		515,827
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$5,106,628		$106,900,791		$2,702,285		$114,709,704

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$523,166		$523,166
Accrued discounts/(premiums)		566		– 0	–	566
Realized gain (loss)		542		105,007		105,549
Change in unrealized appreciation/depreciation		149,682		(7,339)		142,343
Purchases		– 0	–	– 0	–	– 0	–
Sales		(5,000)		– 0	–	(5,000)
Settlements		– 0	–	(105,007)		(105,007)
Transfers in to Level 3		2,040,668^		– 0	–	2,040,668
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$2,186,458		$515,827		$2,702,285

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$149,682		$(7,339)		$142,343

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$2,186,458	Broker Quotes	Yield	5.64%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
New Jersey - 70.0%
Bergen Cnty NJ Impt Auth
Series 05
5.00%, 4/01/25 (Pre-refunded/ETM)	$1,555	$1,748,271
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	2,755	3,332,613
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	706,565
Landis NJ Swr Auth
NPFGC-RE Series 93
9.483%, 9/19/19 (a)	2,050	2,502,230
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	751,470
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,290	1,332,673
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Pre-refunded/ETM)	280	317,601
AMBAC Series 02A
5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,519,250
FGIC Series 04E
5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,089,570
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	755,909
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,908,050
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,528,128
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	4,500	5,120,415
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,775,583
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	3,000	3,525,690
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,010,890
Series 02
5.25%, 6/01/24	540	557,032
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/24	$1,500	$1,566,375
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	3,300	3,568,818
AGM
5.00%, 9/01/22	3,540	3,950,959
New Jersey EDA (NUI Corp.)
ACA Series 98A
5.25%, 11/01/33	2,200	2,201,166
New Jersey EDA (The Seeing Eye, Inc.)
5.00%, 6/01/32	4,000	4,477,160
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Pre-refunded/ETM)	900	900,000
RADIAN Series 04A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,655,977
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,111,640
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	975,000
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	4,250	4,250,340
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	2,014,826
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,229,108
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,247,265
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,709,099
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,501,935
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,002,160
New Jersey Inst of Technology
Series 2012A
5.00%, 7/01/32	1,400	1,589,644
New Jersey Trnsp Trust Fd Auth
Series 03C
5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,362,455
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2006A
5.00%, 6/15/18	$3,400	$3,863,896
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,809,450
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,553,407
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,287,432
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24 (Pre-	8,875	6,450,971
refunded/ETM)
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,133,730
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,516,020
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	1,007,790
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,986,235
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,560	4,965,657

		110,370,455

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	275,664

California - 1.1%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,315,238
Series 2008A
5.50%, 8/15/23	400	441,572

		1,756,810

District of Columbia - 2.4%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,690,324
Florida - 2.9%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,374,000
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	890	898,366
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	160	161,661

	Principal Amount (000)	U.S. $ Value
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	$1,165	$1,165,431

		4,599,458

Guam - 0.3%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	514,695

Illinois - 1.1%
Chicago IL Wtr
5.00%, 11/01/28	1,000	1,157,130
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	517	527,671

		1,684,801

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	750	833,970

New York - 5.6%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,082,639
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	2,040	2,365,686
Port Authority of NY & NJ
5.00%, 7/15/30	1,800	2,096,406
Port Authority of NY & NJ (Jfk International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	3,175	3,180,874

		8,725,605

Ohio - 2.4%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,377,370
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25(b) (c)	500	422,310

		3,799,680

Pennsylvania - 4.2%
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/28-1/01/29	4,530	5,025,170
Delaware River JT Toll Brdg Commn PA
Series 03
5.00%, 7/01/28	1,625	1,649,586

		6,674,756

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 6.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	$900	$995,571
Series 08WW
5.375%, 7/01/23	2,165	2,372,797
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	561,190
Series 04A
5.25%, 7/01/19	710	754,631
Series 06A
5.25%, 7/01/22	500	537,710
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,509,441
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,373,522
5.125%, 12/01/27	305	333,026
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,325,104

		10,762,992

Texas - 1.7%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28 (Pre-refunded/ETM)	2,450	2,635,343

Total Investments - 99.2% (cost $145,382,639) (d)		156,324,553
Other assets less liabilities - 0.8%		1,310,289

Net Assets - 100.0%		$157,634,842

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$469,834

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of June 30, 2012.
(b)	Fair valued.
(c)	Illiquid security.
(d)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,291,326 and gross unrealized depreciation of investments was $(349,412), resulting in net unrealized appreciation of $10,941,914.

As of June 30, 2012, the Portfolio held 29.4% of net assets in insured bonds (of this amount 35.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$143,244,234		$13,080,319		$156,324,553

Total Investments in Securities		– 0	–	143,244,234		13,080,319		156,324,553
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	469,834		469,834
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$143,244,234		$13,550,153		$156,794,387

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$472,065		$472,065
Accrued discounts/(premiums)		(3,708)		– 0	–	(3,708)
Realized gain (loss)		(9,499)		89,740		80,241
Change in unrealized appreciation/depreciation		1,244,676		(2,231)		1,242,445
Purchases		– 0	–	– 0	–	– 0	–
Sales		(1,003,500)		– 0	–	(1,003,500)
Settlements		– 0	–	(89,740)		(89,740)
Transfers in to Level 3		12,852,350	^	– 0	–	12,852,350
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$13,080,319		$469,834		$13,550,153

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$1,244,676		$(2,231)		$1,242,445

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$13,080,319	Broker Quotes	Yield	2.4-9.91%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
Ohio - 76.1%
Akron OH Income Tax
5.00%, 12/01/31	$4,500	$5,088,960
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,657,286
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,131,160
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,323,206
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/29	3,590	4,243,067
AMBAC Series 04B
5.00%, 12/01/21 (Pre-refunded/ETM)	2,035	2,259,399
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28 (Pre-refunded/ETM)	5,000	5,290,350
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	4,283,280
Cleveland OH GO
5.00%, 12/01/28	2,215	2,498,476
AMBAC Series 04
5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,337,964
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,814,475
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,448,463
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,796,500
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (a) (b)	500	422,310
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,674,944
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,887,426
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,653,376
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,034,020
Cuyahoga OH CCD

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/24	$1,545	$1,777,723
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,303,603
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,448,071
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/22 (Pre-refunded/ETM)	1,500	1,599,465
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 2002A
5.625%, 8/15/32	2,745	2,776,485
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	785,931
5.80%, 5/20/44	1,150	1,173,863
Greater Cleveland RTA OH
NPFGC Series 04
5.00%, 12/01/24 (Pre-refunded/ETM)	1,350	1,497,137
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,391,473
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,048,400
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,533,826
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,436,142
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,519,316
Miami Univ OH
5.00%, 9/01/31	1,000	1,142,690
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,047,400
Ohio Bldg Auth
NPFGC Series 04A
5.00%, 4/01/22 (Pre-refunded/ETM)	2,975	3,215,142
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A
5.00%, 4/01/24	1,500	1,632,720
Ohio GO
5.00%, 9/15/22	3,085	3,863,500
Series 04A
5.00%, 6/15/22 (Pre-refunded/ETM)	3,000	3,268,860
Ohio Higher Edl Fac Commn
5.00%, 11/01/21-11/01/24	3,440	3,709,203
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/32	590	664,039

	Principal Amount (000)	U.S. $ Value
Ohio St Higher Edl Fac Rev (Univ Of Dayton OH)
5.375%, 12/01/30	$750	$836,003
Ohio Univ
NPFGC Series 04
5.00%, 12/01/22 (Pre-refunded/ETM)	1,950	2,121,268
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club Of Grove City)
Series 04A
6.00%, 12/01/22	1,679	1,614,392
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,704,928
Riversouth Auth OH
Series 04A
5.25%, 12/01/21 (Pre-refunded/ETM)	1,000	1,092,580
5.25%, 12/01/22 (Pre-refunded/ETM)	1,000	1,092,580
Series 05A
5.00%, 12/01/24	3,590	3,871,420
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,326,143
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23 (Pre-refunded/ETM)	2,940	3,132,805
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,680,825
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,575,994
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,768,238
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,320,827

		123,817,654

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	266,772

California - 0.0%
California GO
5.25%, 4/01/29	5	5,248

District of Columbia - 2.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	3,000	3,431,580

Florida - 2.0%
Collier Cnty FL IDA (Allete)
Series 96

	Principal Amount (000)	U.S. $ Value
6.50%, 10/01/25	$200	$200,358
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,899,200
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	870	878,178
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	240	242,491

		3,220,227

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	532,930

Illinois - 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	947	810,386
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	215	248,686
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	531	541,960

		1,601,032

Louisiana - 0.7%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	1,000	1,120,170

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	755	839,530

New York - 2.8%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,784,818
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	825,095

		4,609,913

Puerto Rico - 8.9%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18-7/01/19	6,370	6,766,942
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,722,735
5.375%, 7/01/24	1,030	1,125,965
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	561,190

	Principal Amount (000)	U.S. $ Value
Series 06A
5.25%, 7/01/22	$500	$537,710
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	542,600
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	409,459
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	392,610
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,399,802

		14,459,013

Tennessee - 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	677,067

Texas - 4.3%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 20111D
5.00%, 9/01/28	5,000	5,752,000
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	884,337
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	435,634

		7,071,971

Total Investments - 99.3% (cost $153,248,750)(c)		161,653,107
Other assets less liabilities - 0.7%		1,096,098

Net Assets - 100.0%		$162,749,205

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Fund		Payments received by the Fund
Merrill Lynch Capital Services, Inc.	$3,600	8/1/16	SIFMA	*	4.071%	$530,565

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Fair valued.
(b)	Illiquid security.

(c)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,866,686 and gross unrealized depreciation of investments was $(462,329), resulting in net unrealized appreciation of $8,404,357.

As of June 30, 2012, the Fund held 38.5% of net assets in insured bonds (of this amount 43.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$145,575,768		$16,077,339		$161,653,107

Total Investments in Securities		– 0	–	145,575,768		16,077,339		161,653,107
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	530,565		530,565
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$145,575,768		$16,607,904		$162,183,672

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$538,113		$538,113
Accrued discounts/(premiums)		(30,413)		– 0	–	(30,413)
Realized gain (loss)		(250)		105,964		105,714
Change in unrealized appreciation/depreciation		475,463		(7,548)		467,915
Purchases		– 0	–	– 0	–	– 0	–
Sales		(144,000)		– 0	–	(144,000)
Settlements		– 0	–	(105,964)		(105,964)
Transfers in to Level 3		15,776,539	^	– 0	–	15,776,539
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$16,077,339		$530,565		$16,607,904

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$475,463		$(7,548)		$467,915

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$16,077,339	Broker Quotes	Yield	0.3-9.91%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 97.5%
Pennsylvania - 75.8%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,210,238
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	509,730
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,463,970
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	3,490	3,826,925
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,448,220
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,708,346
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,751,040
Coatesville PA SD GO
AGM
5.00%, 8/01/23	3,500	3,967,845
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	312,126
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,671,369
Delaware Cnty PA Hgr Ed Auth (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,501,500
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	4,939,350
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22 (Pre-refunded/ETM)	1,330	1,437,358
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	2,400	2,400,120
Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,255,960
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	3,034,620
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	824,856

	Principal Amount (000)	U.S. $ Value
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	$1,040	$1,076,379
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	1,014,560
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	2,101,826
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	2,000	2,148,400
Pennsylvania Hgr Ed Fac Auth (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	1,029,380
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,631,871
Series 2010
5.00%, 3/01/28	1,390	1,545,666
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,189,580
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/29	2,125	2,456,989
Pennsylvania IDA
5.50%, 7/01/23 (Pre-refunded/ETM)	130	163,236
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,073,099
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,683,880
Pennsylvania Turnpike Comm
5.00%, 12/01/30 (a)	3,500	3,253,250
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	2,124,000
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	350	308,889
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.75%, 4/26/14 (c)	2,000	1,976,020
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,938,476
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,578,160

	Principal Amount (000)	U.S. $ Value
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	$1,075	$1,160,817
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,709,150
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,597,171
Reading PA Area Wtr Auth
5.00%, 12/01/31	1,000	1,086,700
South Central Gen Auth PA (Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,605,404
State Pub Sch Bldg Auth PA
AGM Series 03
5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,226,000
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,125,521
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	3,085	2,719,335
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,745,875
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	541,452

		101,074,659

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	235,649

District of Columbia - 2.4%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	3,155,407

Florida - 3.2%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	400	400,716
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,899,200
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	935	943,789
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	240	242,491

	Principal Amount (000)	U.S. $ Value
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	$845	$845,313

		4,331,509

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	507,690
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	514,695

		1,022,385

Illinois - 2.5%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	981	839,481
Chicago IL Wtr
5.00%, 11/01/29	1,735	1,997,731
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	436	444,999

		3,282,211

New York - 5.0%
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	1,735	2,011,993
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	4,000	4,634,880

		6,646,873

Puerto Rico - 6.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	857,520
5.375%, 7/01/24	1,530	1,672,550
Puerto Rico GO
5.25%, 7/01/23	500	527,165
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,288,430
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,461,330
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	314,088
Puerto Rico Pub Bldgs Auth (Puerto Rico G0)
Series N
5.50%, 7/01/22	345	371,099
Univ of Puerto Rico

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/22	$655	$679,163

		9,171,345

Washington - 0.7%
Washington St GO
AGM
5.00%, 7/01/28	920	1,004,171

Total Municipal Obligations (cost $122,941,294)		129,924,209

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (d) (cost $1,971,095)	1,971,095	1,971,095

Total Investments - 99.0% (cost $124,912,389) (e)		131,895,304
Other assets less liabilities - 1.0%		1,344,123

Net Assets - 100.0%		$133,239,427

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Illiquid security.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,318,492 and gross unrealized depreciation of investments was $(335,577), resulting in net unrealized appreciation of $6,982,915.

As of June 30, 2012, the Fund held 35.9% of net assets in insured bonds (of this amount 17.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$118,506,997		$11,417,212		$129,924,209
Short-Term Investments		1,971,095		– 0	–	– 0	–	1,971,095

Total Investments in Securities		1,971,095		118,506,997		11,417,212		131,895,304
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,971,095		$118,506,997		$11,417,212		$131,895,304

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		27,319			27,319
Realized gain (loss)		24,081			24,081
Change in unrealized appreciation/depreciation		490,213			490,213
Purchases		– 0	–		– 0	–
Sales		(186,000)			(186,000)
Transfers in to Level 3		11,061,599	^		11,061,599
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/12		$11,417,212			$11,417,212

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$490,213			$490,213

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$11,417,212	Broker Quotes	Yield	2.72-9.91%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.5%
Long-Term Municipal Bonds - 100.5%
Virginia - 72.1%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$2,990	$3,038,348
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,530	1,551,956
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	101,736
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,717,032
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,800	1,800,648
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,864,279
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,088,660
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,141,790
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/28	2,000	2,414,380
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	573,336
Hampton VA Convention Ctr
5.00%, 1/15/35 (Pre-refunded/ETM)	635	651,002
AMBAC
5.00%, 1/15/35 (Pre-refunded/ETM)	4,515	4,628,778
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	2,092,248
Series 2012A
5.00%, 4/01/25-4/01/26	6,275	7,549,377
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,541,033
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	8,623,487
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,155,430
Series 2010
5.00%, 7/15/24	6,600	7,947,720
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,364,122
Series 2009
5.00%, 5/01/27	1,200	1,391,136
Isle Wight Cnty VA GO

	Principal Amount (000)	U.S. $ Value
6.00%, 7/01/27	$3,500	$4,169,480
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,946,236
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,450,305
Lexington VA Indl Dev Auth (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	4,412,971
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,454,349
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,233,160
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	274,843
New Port CDA VA
5.50%, 9/01/26 (a)	957	582,631
Newport News VA GO
Series 2012A
5.00%, 7/15/24	2,695	3,327,004
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,883,873
5.65%, 3/20/44	1,660	1,663,586
Norfolk VA Arpt Auth (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	965	953,883
Norfolk VA Wtr
5.00%, 11/01/27-11/01/28	4,000	4,718,620
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,621,755
Portsmouth VA GO
Series 2012A
5.00%, 7/15/25	4,170	5,097,867
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,214,175
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,581,428
Reynolds Crossing CDA VA
5.10%, 3/01/21	1,990	2,009,781
Richmond VA GO
Series 2009A
5.00%, 7/15/27	1,400	1,619,408
AGM Series 05A
5.00%, 7/15/22 (Pre-refunded/ETM)	2,500	2,836,025
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,144,520

	Principal Amount (000)	U.S. $ Value
Roanoke VA GO
5.00%, 2/01/24	$1,000	$1,225,000
Series 2012C
5.00%, 2/01/23-2/01/25	2,000	2,453,040
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,267,600
Suffolk VA GO
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	2,031,805
5.00%, 8/01/22-2/01/26	7,140	8,522,034
NPFGC
5.00%, 2/01/20	1,290	1,471,606
Univ of Virginia
5.00%, 9/01/29	2,910	3,501,952
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,746,350
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,961,248
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,206,420
Virginia College Bldg Auth
5.00%, 9/01/16 (Pre-refunded/ETM)	220	250,807
Series 05A
5.00%, 9/01/17 (Pre-refunded/ETM)	5,890	6,714,777
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,712,750
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,075,780
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,386,108
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,152,300
Virginia Port Auth
Series 02
5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,010,000
5.125%, 7/01/24 (Pre-refunded/ETM)	4,000	4,040,000
Series 2010
5.00%, 7/01/30	2,250	2,521,283
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	7,740	9,361,375
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,938,550
Series 2009
5.00%, 10/01/25	3,345	3,973,425
Series 2012A
5.00%, 11/01/32	3,000	3,540,780
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.25%, 1/01/32	2,500	2,602,525

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	$710	$774,454
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
5.00%, 9/15/27	2,000	2,361,920
Watkins Centre CDA VA
5.40%, 3/01/20	539	553,817

		209,790,104

Arizona - 1.8%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	3,945	4,363,052
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	315,680
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	701,954

		5,380,686

California - 1.0%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,156,313
Series 2008A
5.50%, 8/15/23	660	728,594

		2,884,907

District of Columbia - 7.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	5,376,142
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,587,339
Series 2012A
5.00%, 10/01/30 (b)	2,480	2,739,210
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	3,495,900
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,453,330

		20,651,921

Florida - 0.5%
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	430,524
5.25%, 10/01/30	1,000	1,073,660

		1,504,184

	Principal Amount (000)	U.S. $ Value
Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	$500	$532,930

Illinois - 0.3%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	375,921
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	436	444,999

		820,920

Louisiana - 0.9%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	2,350	2,632,400

Michigan - 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,575	1,671,500

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,275	1,417,749

New York - 3.2%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,478,129
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,282,073
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	1,275	1,412,075

		9,172,277

Puerto Rico - 7.7%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	860,944
NPFGC
5.50%, 7/01/17	5,000	5,699,450
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	561,190
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	542,600
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,505,758
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,637,970
5.125%, 12/01/27	290	316,648
Puerto Rico Hwy & Trnsp Auth
Series 2003G

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/14 (Pre-refunded/ETM)	$1,395	$1,463,132
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	1,840	1,909,699
FGIC Series 2003G
5.25%, 7/01/14	365	378,826
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	355,966
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,229
5.50%, 8/01/28	2,975	3,342,859
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,804,189

		22,411,460

Texas - 3.0%
Spring TX ISD GO
5.00%, 8/15/25	5,655	6,696,086
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,326,506
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	653,451

		8,676,043

Washington - 0.6%
Washington St GO
AGM
5.00%, 7/01/28	1,335	1,457,139
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	427,316

		1,884,455

Wisconsin - 1.0%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A
5.00%, 8/15/32	2,700	2,894,751

Total Investments - 100.5% (cost $275,354,197)(d)		292,326,287
Other assets less liabilities - (0.5)%		(1,466,574)

Net Assets - 100.0%		$290,859,713

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/1/17	SIFMA	*	3.792%	$1,123,515

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,647,889 and gross unrealized depreciation of investments was $(675,799), resulting in net unrealized appreciation of $16,972,090.

As of June 30, 2012, the Fund held 14.5% of net assets in insured bonds (of this amount 17.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$280,622,376		$11,703,911		$292,326,287

Total Investments in Securities		– 0	–	280,622,376		11,703,911		292,326,287
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,123,515		1,123,515
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$280,622,376		$12,827,426		$293,449,802

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long- Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$1,049,614		$1,049,614
Accrued discounts/(premiums)		9,095		– 0	–	9,095
Realized gain (loss)		(24,632)		191,178		166,546
Change in unrealized appreciation/depreciation		498,777		73,901		572,678
Purchases		– 0	–	– 0	–	– 0	–
Sales		(1,536,600)		– 0	–	(1,536,600)
Settlements		– 0	–	(191,178)		(191,178)
Transfers in to Level 3		12,757,271	^	– 0	–	12,757,271
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12		$11,703,911		$1,123,515		$12,827,426

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$498,777		$73,901		$572,678

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$11,703,911	Broker Quotes	Yield	4.291-11.017%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 23, 2012